Share Repurchase Program - Additional Information (Details) ¥ in Thousands				6 Months Ended				12 Months Ended
	Jun. 21, 2024 USD ($)	Mar. 12, 2024 USD ($)	Dec. 28, 2022	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2026	Dec. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 28, 2021 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, expiring date			Dec. 27, 2023
2021 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased														$ 100,000,000
Cash consideration for shares repurchased												$ 22,647,000	¥ 160,068
Shares repurchased weighted average price												$ 3.46
2024 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased	$ 50,000,000	$ 20,000,000
Shares repurchase period		12 months
Share repurchase program, expiring date	Jun. 27, 2025
Cash consideration for shares repurchased						$ 5,191,000	¥ 36,754			$ 25,905,000	¥ 184,295
Shares repurchased weighted average price						3.93				$ 3.77
2025 Share repurchase program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased						$ 50,000,000
Cash consideration for shares repurchased				$ 7,880,000	¥ 55,520
Shares repurchased weighted average price				$ 6.49
2025 Share repurchase program | Scenario Forecast
Equity, Class of Treasury Stock [Line Items]
Shares repurchase period								12 months
Treasury Shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares									(2,533,761)	(6,866,106)	(6,866,106)	(6,541,148)	(6,541,148)
Treasury Shares | 2021 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares												6,541,148	6,541,148
Treasury Shares | 2024 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares						1,320,105	1,320,105			6,866,106	6,866,106
Treasury Shares | 2025 Share repurchase program
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares				1,213,655	1,213,655